Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended		21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 04, 2017	Aug. 31, 2015	Aug. 31, 2018	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2019	Aug. 31, 2017	Aug. 31, 2020	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
PGIM NATIONAL MUNI FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,674.93			$ 10,365.62		$ 10,371.44		$ 10,432.01		$ 11,276.51		$ 11,468.77		$ 11,878.81		$ 10,861.50		$ 11,054.49	$ 11,678.99	$ 11,833.73
PGIM NATIONAL MUNI FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.01			10,636.02		10,559.37		10,538.94		11,298.42		11,396.85		11,705.17		10,615.00		10,709.79	11,210.75	11,255.01
PGIM NATIONAL MUNI FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		9,999.99			10,741.09		10,767.23		10,860.31		11,757.80		11,988.65		12,448.22		11,417.67		11,642.06	12,339.59	12,534.03
PGIM NATIONAL MUNI FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	$ 10,000.00		$ 10,130.74			$ 10,982.62		$ 11,197.67		$ 11,635.01		$ 10,679.35		$ 10,904.93		$ 11,557.98		$ 11,748.35
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-15 Year Municipal Index
Accumulated Value	10,000	10,000	10,126.050420156913		10,545.999523146545	10,902.391725910718	10,659.423004877144	11,257.918552023924	10,671.344391832978	11,542.986425310712	11,489.492148910387	10,782.482223658588	11,864.164310767006	10,963.154492554046	12,164.583262349077	11,530.058177097933	11,363.125447058044	11,753.39366511303	11,553.527027480688	12,150.95882010977	12,386.321059940514
Bloomberg 1-15 Year Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,129.824045143932		$ 10,687.816483531351	$ 11,013.14684830919	$ 10,782.240819099794	$ 11,369.470577560782	$ 10,834.822213796017	$ 11,755.567287815889	$ 11,779.621006651209	$ 10,740.7760015809	$ 12,160.74354538361	$ 10,923.827905240003	$ 12,573.711154130084	$ 11,588.95976319193	$ 11,488.294159573661	$ 11,597.874347623307	$ 11,684.08579654628	$ 12,395.508363959549	$ 12,405.043370391386